Summary of Significant Accounting Policies and Critical Accounting Estimates (Exchange Rates of Key Currencies) (Details)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Euro (EUR)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing exchange rate	1.0887	1.2141
Annual average exchange rate	1.1100	1.3287	1.3281
Pound Sterling (GBP)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing exchange rate	1.4833	1.5587
Annual average exchange rate	1.5286	1.6474	1.5642
Swiss Franc (CHF)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing exchange rate	1.0048	1.0097
Annual average exchange rate	1.0406	1.0938	1.0791
Australian Dollar (AUD)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing exchange rate	0.7308	0.8187
Annual average exchange rate	0.7522	0.9025	0.9683
Canadian Dollar (CAD)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing exchange rate	0.7202	0.8633
Annual average exchange rate	0.7836	0.9059	0.9710
Japanese Yen (JPY)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing exchange rate	0.0083	0.0084
Annual average exchange rate	0.0083	0.0095	0.0103
Chinese Yuan (CNY)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing exchange rate	0.1542	0.1611
Annual average exchange rate	0.1592	0.1623	0.1626